Institutional | Calvert International Equity Fund
CALVERT INTERNATIONAL EQUITY FUND Class (Ticker): I (CWVIX)
INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Institutional Calvert International Equity Fund Class I
Redemption fee	[1]	2.00%
[1]	(as a % of amount redeemed or exchanged within 7 days of purchase)

Annual Fund Operating Expenses[1] (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Institutional Calvert International Equity Fund Class I
Management fees	[1]	0.89%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.18%
Acquired fund fees and expenses	[1]	0.02%
Total annual fund operating expenses	[1]	1.09%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.10% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert International Equity Fund Class I	11,113	34,660	60,084	132,870

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ($43 million to $241 billion as of December 31, 2011). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters.

The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and each Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. The Advisor's allocation of Fund assets among the portions of the portfolio managed by the Advisor and each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	23.79%
Worst Quarter (of periods shown)	12/31/08	-23.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns - Institutional Calvert International Equity Fund	1 Year	5 Years	10 Years
Class I	(13.31%)	(8.86%)	1.94%
Class I Return after taxes on distributions	(13.24%)	(9.16%)	1.55%
Class I Return after taxes on distributions and sale of Fund shares	(8.10%)	(7.05%)	1.93%
MSCI EAFE IMI (reflects no deduction for fees, expenses or taxes)	(12.21%)	(4.15%)	5.72%
Lipper International Large-Cap Core Funds Avg. (reflects no deduction for taxes)	(12.61%)	(4.93%)	3.86%